CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Share Capital	Reserves	Share Premium	Translation Difference	Valuation Adjustments	Result for the Year	Noncontrolling interests	Total
Shares outstanding at beginning of period at Dec. 31, 2018	170,864
Equity at beginning of period at Dec. 31, 2018	$ 1,784	$ 941,707		$ (207,366)	$ (11,559)	$ 43,661	$ 116,145	$ 884,372
Comprehensive (loss) income				(9,886)	9,390	(280,601)	(3,852)	(284,949)
Share-based compensation		4,879						4,879
Distribution of profit (loss)		43,661				(43,661)
Dividends paid to joint venture partner							(97)	(97)
Acquisition of non-controlling interests in Ferrosolar OPCO Group SL. and Rocas Arcillas and Minerales, S.A.		(14,889)		7,100			5,881	(1,908)
Equity at end of period at Dec. 31, 2019	$ 1,784	975,358		(210,152)	(2,169)	(280,601)	118,077	602,297
Shares outstanding at end of period at Dec. 31, 2019	170,864
Comprehensive (loss) income				3,393	7,924	(246,339)	(3,573)	(238,595)
Share-based compensation		2,017						2,017
Distribution of profit (loss)		(280,601)				280,601
Equity at end of period at Dec. 31, 2020	$ 1,784	696,774		(206,759)	5,755	(246,339)	114,504	365,719
Shares outstanding at end of period at Dec. 31, 2020	170,864
Comprehensive (loss) income				(20,559)	(230)	(110,624)	(2,571)	(133,984)
Issue of share capital	$ 178		$ 86,220					86,398
Share-based compensation		3,627						3,627
Distribution of profit (loss)		(246,339)				246,339
Dividends paid							(5,880)	(5,880)
Other changes		4,151						4,151
Equity at end of period at Dec. 31, 2021	$ 1,962	$ 458,213	$ 86,220	$ (227,318)	$ 5,525	$ (110,624)	$ 106,053	$ 320,031
Shares outstanding at end of period at Dec. 31, 2021	188,883
Shares issued (in shares)	18,019